Other Noninterest Income and Other Noninterest Expense - Summary of Other Noninterest Income and Other Noninterest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Noninterest Income
Insurance revenue	$ 1,950	$ 1,863	$ 5,908	$ 6,140	$ 7,717	$ 7,107	$ 7,237
Bankcard fees	1,803	1,823	5,477	5,330	7,270	7,213	7,667
Income from bank owned life insurance policies	724	736	2,550	2,200	2,954	2,994	3,343
Loss on sale of branches, net						(1,501)	(763)
Other	3,385	(210)	4,183	(42)	(263)	(796)	3,006
Total other noninterest income	7,862	4,212	18,118	13,628	17,678	15,017	20,490
Other Noninterest Expense
Net cost of operation of other real estate owned	453	1,126	1,175	1,916	3,033	5,238	1,806
Data processing expense	1,688	1,530	5,086	4,513	6,280	6,092	6,052
Special asset expenses	215	391	824	742	1,788	3,000	5,852
Consulting and professional fees	2,069	2,040	4,710	4,441	6,728	5,671	6,278
Loan related expenses	532	1,071	1,569	2,252	3,114	3,745	5,166
FDIC insurance	889	1,912	3,336	5,711	7,228	5,027	4,747
Communications	650	535	1,980	1,915	2,656	3,249	3,768
Advertising and public relations	521	303	1,365	1,025	1,369	2,295	3,353
Legal expenses	612	337	1,552	2,059	2,721	3,159	2,501
Branch closure expenses	50	52	143	191	238	2,074	5,222
Other	5,289	5,756	16,430	17,608	25,443	26,306	26,738
Total other noninterest expense	$ 12,968	$ 15,053	$ 38,170	$ 42,373	$ 60,598	$ 65,856	$ 71,483